Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following at 31 March 2022:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial Gain (Loss)	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2021	$0.2	$0.4	$(7.2)	$(6.6)
Other comprehensive (loss) gain	—	(0.7)	(14.7)	(15.4)
Balance at 31 March 2022	$0.2	$(0.3)	$(21.9)	$(22.0)